Vident International Equity Strategy ETFTM
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Australia - 2.8%
AGL Energy Ltd.	334,038	$ 2,057,319
Perseus Mining Ltd.	474,856	1,766,382
Qantas Airways Ltd.	238,007	1,616,567
Ramelius Resources Ltd.	605,864	1,403,664
Regis Resources Ltd.	356,845	1,571,315
Whitehaven Coal Ltd.	220,861	1,390,462
Worley Ltd.	172,731	1,608,187
Yancoal Australia Ltd.	366,215	1,783,844
		13,197,740

Austria - 0.5%
voestalpine AG	38,878	2,195,856

Belgium - 0.2%
Ageas SA	6,117	475,409
Proximus SADP	33,630	262,155
		737,564

Brazil - 2.8%
Ambev SA	625,822	2,030,315
Cia de Saneamento de Minas Gerais Copasa MG	212,782	2,217,338
Cogna Educacao SA	2,386,664	1,189,038
Magazine Luiza SA	1,126,489	1,342,914
Telefonica Brasil SA	280,438	1,850,662
TIM SA	441,480	1,944,600
Vibra Energia SA	377,362	2,223,200
		12,798,067

Canada - 5.1%
Air Canada (a)	109,117	1,748,185
Baytex Energy Corp.	615,782	3,012,864
Centerra Gold, Inc.	106,964	1,889,952
Fortuna Mining Corp. (a)	180,041	1,807,533
iA Financial Corp., Inc.	17,032	2,125,121
Magna International, Inc.	38,946	2,526,097
Manulife Financial Corp.	55,860	2,138,215
OceanaGold Corp.	55,613	1,681,046
Parex Resources, Inc.	101,728	1,776,021
Power Corp. of Canada	40,680	2,460,792
Sun Life Financial, Inc.	33,036	2,376,108
		23,541,934

Chile - 1.1%
Banco Santander Chile	5,688,060	447,403
Cencosud SA	588,951	1,389,084
Falabella SA	269,960	1,729,064
Latam Airlines Group SA	62,988,685	1,705,754
		5,271,305

China - 1.0%
China Resources Pharmaceutical Group Ltd. (b)	2,426,500	1,445,856

Country Garden Services Holdings Co. Ltd.	1,904,000	1,413,898
People's Insurance Co. Group of China Ltd. - Class H	2,406,000	1,590,206
		4,449,960

Denmark - 5.8%
AP Moller - Maersk AS - Class B	857	2,115,636
Bavarian Nordic AS (a)	65,357	1,912,450
D/S Norden AS	46,143	2,134,122
Danske Bank AS	13,122	691,311
FLSmidth & Co. AS	23,726	1,865,316
Genmab AS (a)	6,028	1,603,877
GN Store Nord AS (a)	102,857	1,578,116
H Lundbeck AS	259,560	1,759,770
ISS AS	54,179	2,231,691
Jyske Bank AS	11,144	1,597,394
NKT AS (a)	15,685	2,510,364
ROCKWOOL AS	59,853	1,891,580
Tryg AS	74,099	1,744,786
Vestas Wind Systems AS	68,401	1,923,021
Zealand Pharma AS (a)	30,452	1,544,877
		27,104,311

Finland - 0.8%
Nokia Oyj	260,295	3,793,874

France - 1.4%
Bouygues SA	37,952	2,234,789
Carrefour SA	62,273	1,165,262
Forvia SE (a)	70,262	934,307
Orange SA	106,870	2,236,721
		6,571,079

Germany - 3.7%
Allianz SE	392	174,562
Aurubis AG	11,874	2,995,763
Bayer AG	35,375	1,507,998
Continental AG	18,943	1,577,460
Deutsche Lufthansa AG	199,278	1,995,268
Freenet AG	17,212	507,765
Fresenius Medical Care AG	23,085	1,001,868
HelloFresh SE (a)	66,732	336,257
K+S AG	57,709	997,363
RWE AG	32,929	2,096,561
Schaeffler AG	21,548	265,537
Suedzucker AG	13,723	184,163
Talanx AG	8,044	966,861
thyssenkrupp AG	157,112	2,153,362
TUI AG	30,653	252,899
		17,013,687

Hong Kong - 5.7%
Cathay Pacific Airways Ltd.	1,320,000	2,240,029
China Taiping Insurance Holdings Co. Ltd.	656,000	1,663,143
CK Hutchison Holdings Ltd.	249,500	2,242,743
Johnson Electric Holdings Ltd.	572,500	1,864,164
Kingboard Holdings Ltd.	514,000	4,312,080
Kunlun Energy Co. Ltd.	2,042,000	1,865,506
Orient Overseas International Ltd.	136,000	2,361,702

Pacific Basin Shipping Ltd.	5,358,605	2,153,725
TCL Electronics Holdings Ltd.	1,295,000	2,286,830
United Laboratories International Holdings Ltd.	1,334,000	1,497,844
WH Group Ltd. (b)	1,775,500	2,050,205
Yue Yuen Industrial Holdings Ltd.	956,000	1,789,435
		26,327,406

Indonesia - 2.2%
Alamtri Resources Indonesia Tbk PT	15,238,800	1,961,345
Aneka Tambang Tbk	7,187,200	1,166,361
Astra International Tbk PT	5,539,300	1,549,888
Bank Negara Indonesia Persero Tbk PT	7,755,100	1,605,701
Bank Rakyat Indonesia Persero Tbk PT	1,112,300	183,620
Indokripto Koin Semesta Tbk PT (a)	10,290,100	466,423
Telkom Indonesia Persero Tbk PT	7,838,200	1,329,029
United Tractors Tbk PT	1,359,300	1,743,814
		10,006,181

Ireland - 3.2%
AerCap Holdings NV	14,468	2,016,694
Alkermes PLC (a)	65,246	2,752,729
Aptiv PLC (a)	26,684	1,812,911
Bank of Ireland Group PLC	100,966	2,054,243
DCC PLC	18,159	1,469,864
ICON PLC (a)	11,129	1,514,323
Jazz Pharmaceuticals PLC (a)	12,400	2,932,476
Perrigo Co. PLC	33,471	369,854
		14,923,094

Israel - 2.0%
Bank Leumi Le-Israel BM	84,532	2,156,230
El Al Israel Airlines	359,232	1,723,473
Inmode Ltd. (a)	27,140	378,060
Israel Discount Bank Ltd. - Class A	173,937	1,942,595
Migdal Insurance & Financial Holdings Ltd. (a)	396,925	2,705,680
Plus500 Ltd.	8,804	525,959
		9,431,997

Italy - 0.5%
Banca Monte dei Paschi di Siena SpA	180,455	1,943,261
Telecom Italia SpA (a)	269,795	229,455
		2,172,716

Japan - 4.6%
Aisin Corp.	114,800	1,740,497
Alps Alpine Co. Ltd.	162,200	2,212,050
Brother Industries Ltd.	101,000	2,381,136
Citizen Watch Co. Ltd.	235,300	3,421,820
Koito Manufacturing Co. Ltd.	133,900	2,352,650
Konica Minolta, Inc.	323,800	1,239,955
Nippon Shinyaku Co. Ltd.	24,700	651,829
NSK Ltd.	282,900	2,219,625
Seiko Epson Corp.	159,200	2,927,684
Toyoda Gosei Co. Ltd.	75,300	2,283,266
		21,430,512

Malaysia - 3.2%
AMMB Holdings Bhd	1,231,700	2,012,967

CIMB Group Holdings Bhd	658,000	1,241,322
IHH Healthcare Bhd	944,700	2,146,721
Malayan Banking Bhd	699,900	1,878,168
MISC Bhd	832,300	1,710,781
RHB Bank Bhd	978,300	2,025,685
SD Guthrie Bhd	1,410,700	2,067,129
Telekom Malaysia Bhd	1,032,400	1,926,799
		15,009,572

Mexico - 0.5%
Cemex SAB de CV	1,624,820	2,133,513

Netherlands - 1.0%
Aegon Ltd.	218,759	1,866,624
Koninklijke Ahold Delhaize NV	44,345	1,871,750
Signify NV (b)	41,935	1,018,854
		4,757,228

Norway - 6.9%
Aker BP ASA	76,777	2,765,076
DNB Bank ASA	70,933	2,207,439
DNO ASA	1,362,202	2,646,170
Equinor ASA	80,047	2,904,512
Gjensidige Forsikring ASA	27,176	751,554
Hoegh Autoliners ASA	195,790	2,904,456
Leroy Seafood Group ASA	379,765	1,797,008
Mowi ASA	93,422	2,063,636
Norsk Hydro ASA	232,759	2,853,032
Norwegian Air Shuttle ASA	1,253,097	2,253,083
Orkla ASA	178,214	1,884,377
Storebrand ASA	117,698	2,241,757
Telenor ASA	128,297	2,099,107
Yara International ASA	45,966	2,502,567
		31,873,774

Peru - 0.4%
Credicorp Ltd.	5,846	2,003,015

Poland - 1.1%
Alior Bank SA	9,282	322,658
ORLEN SA	70,292	2,751,282
PGE Polska Grupa Energetyczna SA (a)	643,119	1,878,679
		4,952,619

Portugal - 0.5%
Banco Comercial Portugues SA	1,891,591	2,146,480

Russia - 0.0% (c)
Severstal PAO - GDR (a)(d)	24,074	0

Singapore - 6.3%
ComfortDelGro Corp. Ltd.	987,100	998,439
DBS Group Holdings Ltd.	42,940	2,115,772
Genting Singapore Ltd.	3,603,900	1,695,487
Hafnia Ltd.	352,063	2,719,995
iFAST Corp. Ltd.	162,900	1,167,449
Jardine Cycle & Carriage Ltd.	22,300	517,568

Mobvista, Inc. (a)(b)	1,067,000	2,200,056
Oversea-Chinese Banking Corp. Ltd.	122,800	2,253,123
SATS Ltd.	469,200	1,416,411
Seatrium Ltd.	1,258,900	2,092,655
Singapore Airlines Ltd.	412,300	2,191,864
Singapore Telecommunications Ltd.	525,800	1,789,291
United Overseas Bank Ltd.	68,419	2,017,136
UOL Group Ltd.	210,700	1,676,877
Venture Corp. Ltd.	94,300	1,330,929
Wilmar International Ltd.	751,700	2,115,971
Yangzijiang Maritime Development Ltd.	1,734,300	843,114
		29,142,137

South Africa - 1.9%
Kumba Iron Ore Ltd.	87,008	1,742,352
Old Mutual Ltd.	2,179,631	1,737,503
Sasol Ltd. (a)	305,790	3,801,818
Tiger Brands Ltd.	97,518	1,669,447
		8,951,120

South Korea - 10.4%
Hankook Tire & Technology Co. Ltd.	46,211	2,048,371
Hanwha Corp.	28,323	2,512,797
HD Hyundai Co. Ltd.	11,854	2,182,804
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,053	1,979,707
Hyundai Glovis Co. Ltd.	13,556	2,181,374
Hyundai Mobis Co. Ltd.	6,543	3,334,455
Kia Corp.	19,575	2,197,803
Korea Electric Power Corp.	49,808	1,285,688
KT Corp.	41,517	1,454,610
LG Display Co. Ltd. (a)	243,974	2,604,872
LG Electronics, Inc.	29,756	5,785,340
LG Innotek Co. Ltd.	11,592	11,215,087
LG Uplus Corp.	184,225	1,971,831
NongShim Co. Ltd.	417	106,533
Samsung Electronics Co. Ltd.	18,841	3,963,236
Samsung SDS Co. Ltd.	17,037	3,380,267
		48,204,775

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	55,716	1,307,515
CaixaBank SA	26,232	355,095
Mapfre SA	64,775	304,021
		1,966,631

Sweden - 1.9%
Embracer Group AB (a)	359,016	2,735,804
SSAB AB - Class B	223,960	2,308,669
Telefonaktiebolaget LM Ericsson - Class B	185,561	2,413,655
Volvo Car AB (a)	601,382	1,557,311
		9,015,439

Switzerland - 4.2%
Adecco Group AG	52,851	1,120,805
Avolta AG	18,033	1,137,809
Chubb Ltd.	6,903	2,151,872
Coca-Cola HBC AG	26,839	1,542,608
Garrett Motion, Inc.	113,506	3,718,457

Holcim AG	19,878	1,969,610
Novartis AG	13,717	2,068,391
Roche Holding AG	565	238,119
STMicroelectronics NV	11,444	787,257
Swatch Group AG	1,872	517,983
Swisscom AG	77	65,879
Swissquote Group Holding SA	35,720	1,810,344
Versigent PLC (a)	8,895	392,447
Zurich Insurance Group AG	2,947	2,100,824
		19,622,405

Taiwan - 10.7%
Arcadyan Technology Corp.	226,000	1,352,732
AUO Corp.	4,525,000	3,322,373
Cathay Financial Holding Co. Ltd.	859,000	2,350,044
China Airlines Ltd.	2,252,000	1,373,105
Compal Electronics, Inc.	2,023,000	2,370,085
Evergreen Marine Corp. Taiwan Ltd.	262,000	1,781,488
Hannstar Board Corp.	685,000	1,863,083
Innolux Corp.	2,656,000	4,324,145
Primax Electronics Ltd.	491,000	1,158,318
Sigurd Microelectronics Corp.	490,000	3,558,602
Simplo Technology Co. Ltd.	186,822	2,343,811
Taiwan Surface Mounting Technology Corp.	501,000	3,534,533
United Microelectronics Corp.	780,000	3,598,027
Wan Hai Lines Ltd.	582,000	1,523,487
WNC Corp.	457,000	4,653,812
WT Microelectronics Co. Ltd.	361,000	3,324,720
Zhen Ding Technology Holding Ltd.	432,000	7,102,201
		49,534,566

Thailand - 2.3%
Bangkok Bank PCL - NVDR	176,900	940,350
Kasikornbank PCL - NVDR	312,100	1,927,550
Krung Thai Bank PCL - NVDR	2,227,000	2,377,884
PTT Oil & Retail Business PCL - NVDR	4,613,500	1,757,794
Thai Airways International PCL - NVDR	9,097,500	1,872,891
TMBThanachart Bank PCL - NVDR	25,992,600	1,820,960
		10,697,429

United Kingdom - 2.4%
Centrica PLC	373,058	942,866
easyJet PLC	287,688	1,543,395
Endeavour Mining PLC	27,126	1,701,147
J Sainsbury PLC	416,599	1,663,880
Kingfisher PLC	297,287	1,152,089
NatWest Group PLC	226,706	1,831,690
Vodafone Group PLC	1,433,273	2,152,218
		10,987,285
TOTAL COMMON STOCKS (Cost $335,636,434)		451,965,271

PREFERRED STOCKS - 0.9%	Shares	Value
Brazil - 0.5%
Banco Bradesco SA	202,828	714,963
Cia Energetica de Minas Gerais	696,417	1,526,880
		2,241,843

Chile - 0.4%

Embotelladora Andina SA	394,841		1,996,510
TOTAL PREFERRED STOCKS (Cost $3,111,001)			4,238,353

TOTAL INVESTMENTS - 98.4% (Cost $338,747,435)			456,203,624
Other Assets in Excess of Liabilities - 1.6%		0.01635	7,581,345
TOTAL NET ASSETS - 100.0%			$ 463,784,969

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $6,714,971 or 1.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Vident International Equity Strategy ETFTM has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 451,965,271	$ –	$ 0	$ 451,965,271
Preferred Stocks	4,238,353	–	–	4,238,353
Total Investments	$ 456,203,624	$ –	$ 0	$ 456,203,624

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of a reporting period, in relation to net assets.